Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 21, 2019	Jan. 22, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit)			$ 0.01	$ 0.1	$ 0.1
Repayments of credit facility			$ 296.4	$ 215.0	$ 105.3
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit)		$ 0.01
Term Loan B | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Repayments of credit facility	$ 50.0